LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company has operating leases for real estate, an airplane, railcars, fleet, certain machinery and equipment, and information technology assets. The Company’s leases have remaining lease terms of approximately 1 year to 30 years. For purposes of calculating operating lease liabilities, lease terms may be deemed to include options to extend the lease when it is reasonably certain that the Company will exercise that option. Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. The variable lease payments are not presented as part of the initial ROU asset or lease liability.

Certain of the Company's leases include residual value guarantees. These residual value guarantees are based on a percentage of the lessor's asset acquisition price and the amount of such guarantee declines over the course of the lease term. The portion of residual value guarantees that are probable of payment is included in the related lease liability in the Consolidated Balance Sheets. At December 31, 2024, the Company has future maximum payments for residual value guarantees in operating leases of $25 million with final expirations through 2034. The Company's lease agreements do not contain any material restrictive covenants.

The components of lease cost for operating leases for the years ended December 31, 2024, 2023 and 2022 were as follows:

In millions	2024	2023	2022
Operating lease cost	$125	$121	$113
Short-term lease cost	5	4	4
Variable lease cost	37	39	39
Less: Sublease income [1]	4	4	12
Total lease cost	$163	$160	$144
1.Reflects income associated with subleases, not inclusive of all lessor arrangements disclosed below.

Operating cash flows from operating leases related to continuing operations were $120 million, $115 million, and $109 million for the year ended December 31, 2024, 2023 and 2022, respectively.

New operating lease assets and liabilities entered into during the year ended December 31, 2024, 2023 and 2022 were $53 million, $160 million and $131 million, respectively. Supplemental balance sheet information related to leases was as follows:

In millions	December 31, 2024	December 31, 2023
Operating Leases
Operating lease right-of-use assets [1]	$403	$484
Current operating lease liabilities [2]	84	97
Noncurrent operating lease liabilities [3]	322	390
Total operating lease liabilities	$406	$487
1.Included in "Deferred charges and other assets" in the Consolidated Balance Sheets.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.

Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the fixed minimum lease payments over the lease term. As most of the Company’s leases do not provide the lessor’s implicit rate, the Company uses its incremental borrowing rate at the commencement date in determining the present value of lease payments.

Lease Term and Discount Rate for Operating Leases	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	7.8	8.5
Weighted-average discount rate	3.78%	3.55%
Maturities of lease liabilities were as follows:

Maturity of Lease Liabilities at December 31, 2024	Operating Leases
In millions
2025	$97
2026	76
2027	61
2028	44
2029	34
2030 and thereafter	157
Total lease payments	$469
Less: Interest	63
Present value of lease liabilities	$406

The Company has leases in which it is the lessor, with the largest being a result of the N&B Transaction. In connection with the N&B Transaction and the M&M Divestitures, DuPont entered into leasing arrangements with IFF and Celanese, whereby DuPont is leasing certain properties, including office spaces and R&D laboratories. These leases are classified as operating leases and lessor revenue and related expenses are not significant to the Company’s Consolidated Balance Sheets or Consolidated Statement of Operations. Lease agreements where the Company is the lessor have final expirations through 2036.
For the years ended December 31, 2024, 2023 and 2022 total lease income was $75 million, $73 million and $58 million, respectively, for which the net profits recognized from these leases were approximately $20 million, $18 million and $14 million, respectively. Total lease income for each period presented is recorded in "Selling, general, and administrative expenses" and "Research and development expenses". Contractual lease income for 2025 through 2029 ranges from $49 million to $75 million annually.
LEASES	LEASES
The Company has operating leases for real estate, an airplane, railcars, fleet, certain machinery and equipment, and information technology assets. The Company’s leases have remaining lease terms of approximately 1 year to 30 years. For purposes of calculating operating lease liabilities, lease terms may be deemed to include options to extend the lease when it is reasonably certain that the Company will exercise that option. Some leasing arrangements require variable payments that are dependent on usage, output, or may vary for other reasons, such as insurance and tax payments. The variable lease payments are not presented as part of the initial ROU asset or lease liability.

Certain of the Company's leases include residual value guarantees. These residual value guarantees are based on a percentage of the lessor's asset acquisition price and the amount of such guarantee declines over the course of the lease term. The portion of residual value guarantees that are probable of payment is included in the related lease liability in the Consolidated Balance Sheets. At December 31, 2024, the Company has future maximum payments for residual value guarantees in operating leases of $25 million with final expirations through 2034. The Company's lease agreements do not contain any material restrictive covenants.

The components of lease cost for operating leases for the years ended December 31, 2024, 2023 and 2022 were as follows:

In millions	2024	2023	2022
Operating lease cost	$125	$121	$113
Short-term lease cost	5	4	4
Variable lease cost	37	39	39
Less: Sublease income [1]	4	4	12
Total lease cost	$163	$160	$144
1.Reflects income associated with subleases, not inclusive of all lessor arrangements disclosed below.

Operating cash flows from operating leases related to continuing operations were $120 million, $115 million, and $109 million for the year ended December 31, 2024, 2023 and 2022, respectively.

New operating lease assets and liabilities entered into during the year ended December 31, 2024, 2023 and 2022 were $53 million, $160 million and $131 million, respectively. Supplemental balance sheet information related to leases was as follows:

In millions	December 31, 2024	December 31, 2023
Operating Leases
Operating lease right-of-use assets [1]	$403	$484
Current operating lease liabilities [2]	84	97
Noncurrent operating lease liabilities [3]	322	390
Total operating lease liabilities	$406	$487
1.Included in "Deferred charges and other assets" in the Consolidated Balance Sheets.
2.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
3.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.

Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the fixed minimum lease payments over the lease term. As most of the Company’s leases do not provide the lessor’s implicit rate, the Company uses its incremental borrowing rate at the commencement date in determining the present value of lease payments.

Lease Term and Discount Rate for Operating Leases	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (years)	7.8	8.5
Weighted-average discount rate	3.78%	3.55%
Maturities of lease liabilities were as follows:

Maturity of Lease Liabilities at December 31, 2024	Operating Leases
In millions
2025	$97
2026	76
2027	61
2028	44
2029	34
2030 and thereafter	157
Total lease payments	$469
Less: Interest	63
Present value of lease liabilities	$406

The Company has leases in which it is the lessor, with the largest being a result of the N&B Transaction. In connection with the N&B Transaction and the M&M Divestitures, DuPont entered into leasing arrangements with IFF and Celanese, whereby DuPont is leasing certain properties, including office spaces and R&D laboratories. These leases are classified as operating leases and lessor revenue and related expenses are not significant to the Company’s Consolidated Balance Sheets or Consolidated Statement of Operations. Lease agreements where the Company is the lessor have final expirations through 2036.
For the years ended December 31, 2024, 2023 and 2022 total lease income was $75 million, $73 million and $58 million, respectively, for which the net profits recognized from these leases were approximately $20 million, $18 million and $14 million, respectively. Total lease income for each period presented is recorded in "Selling, general, and administrative expenses" and "Research and development expenses". Contractual lease income for 2025 through 2029 ranges from $49 million to $75 million annually.